CAPITAL SECURITIES - Schedule of Capital Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Total capital securities	$ 1,406	$ 2,829	$ 2,835
Current	785	158
Non-current	$ 621	2,671
Operating Partnership [Member] | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 587	576
Operating Partnership [Member] | Limited Partner Units
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	19,000,749
Cumulative dividend rate	6.25%
Total capital securities	$ 466	466
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	525,366
Cumulative dividend rate	5.25%
Total capital securities	$ 13	14
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	250,517
Cumulative dividend rate	5.75%
Total capital securities	$ 5	4
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	322,430
Cumulative dividend rate	5.00%
Total capital securities	$ 6	6
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	266,261
Cumulative dividend rate	5.20%
Total capital securities	$ 5	5
Rouse [Member] | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	5,600,000
Cumulative dividend rate	5.00%
Total capital securities	$ 170	158
Brookfield India Real Estate Trust (“India REIT”) | Preferred equity
Disclosure of classes of share capital [line items]
Total capital securities	$ 0	1,392
BSREP II Brazil Office Preferred Shares [Member] | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	4,254,496
Cumulative dividend rate	8.75%
Total capital securities	$ 73	0
Fund Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Total capital securities	$ 81	$ 208